CASH AND BANKS (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Cash and Banks

	2024	2023
In Pesos	6,842,658	3,906,087
In Dollars	1,121,174	7,013,099
In Euros	11,005	20,817
In reales	60	-
Total	7,974,897	10,940,003